Restricted cash and escrow receivables (Details) ¥ in Millions, $ in Millions	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Restricted cash and escrow receivables
Restricted cash and escrow receivables	¥ 36,424	$ 5,304	¥ 37,455
Buyer protection fund deposits from merchants on the marketplaces
Restricted cash and escrow receivables
Restricted cash and escrow receivables	32,962		35,268
Others
Restricted cash and escrow receivables
Restricted cash and escrow receivables	¥ 3,462		¥ 2,187